Business Combinations - Summary of fair value of Identifiable assets acquired and liabilities assumed (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Financial assets delivered as guarantee	$ 247,095,642	$ 289,388,445
Banco BMA SAU [Member]
Disclosure of detailed information about business combination [line items]
Cash and deposits in banks	350,545,499
Debt securities at fair value through profit or loss	111,566,155
Derivative financial instruments	48,340,475
Repo transactions	556,501,451
Other financial assets	36,171,461
Loans and other financing	632,774,099
Other debt securities	149,598,937
Financial assets delivered as guarantee	88,641,544
Current income tax assets	444,186
Equity instruments at fair value through profit or loss	414,539
Investments in subsidiaries, associates and joint ventures	20,904,413
Property, plant and equipment	81,538,270
Intangible assets	46,381,079
Deferred income tax assets	40,860,990
Other non-financial assets	16,116,190
Non-current assets held for sale	28,254,303
Assets recognized as of acquisition date	2,209,053,591
Deposits	1,469,980,575
Liabilities at fair value through profit or loss	44,307,370
Derivative financial instruments	18,681,004
Other financial liabilities	41,553,860
Financing received from the Central Bank of Argentina and other financial institutions	23,227,369
Issued corporate bonds	12,893,518
Provisions	6,497,980
Current income tax liabilities	43,679,377
Deferred income tax liabilities	38,560,081
Other non-financial liabilities	119,381,026
Liabilities recognized as of acquisition date	1,818,762,160
Net assets acquired at fair value	390,291,431
Macro Agro SAU [Member]
Disclosure of detailed information about business combination [line items]
Cash and deposits in banks	104,051
Debt securities at fair value through profit or loss	2,148,164
Other financial assets	16,099,574
Loans and other financing	300,616
Financial assets delivered as guarantee	4,136,611
Property, plant and equipment	290,697
Intangible assets	64,622
Other non-financial assets	238,814
Assets recognized as of acquisition date	23,383,149
Other financial liabilities	15,952,996
Provisions	45,003
Current income tax liabilities	271,097
Deferred income tax liabilities	320,345
Other non-financial liabilities	4,434,191
Liabilities recognized as of acquisition date	21,023,632
Net assets acquired at fair value	$ 2,359,517